UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund Dreyfus U.S. Equity Fund Global Stock Fund International Stock Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2009 (Unaudited)

Common Stocks--94.7%	Shares	Value ($)
Consumer Discretionary--14.3%
America's Car-Mart	5,380 a	110,828
Avis Budget Group	9,300 a	90,489
Brink's Home Security Holdings	5,300 a	165,731
California Pizza Kitchen	10,300 a	144,818
Carter's	5,600 a	140,896
Cheesecake Factory	4,275 a	78,532
Corporate Executive Board	6,150	147,907
Cracker Barrel Old Country Store	4,200	119,322
CSS Industries	12,200	254,736
Delta Apparel	5,990 a	49,657
Dress Barn	11,575 a	187,862
Drew Industries	10,325 a	212,488
Ethan Allen Interiors	11,200	174,048
Gentex	7,600	110,884
Hawk, Cl. A	15,585 a	213,515
Interval Leisure Group	17,750 a	186,197
Jack in the Box	6,800 a	138,652
Jo-Ann Stores	8,000 a	218,560
JoS. A. Bank Clothiers	4,600 a	202,446
Knoll	12,850	123,745
Lifetime Brands	32,500	185,575
LKQ	5,950 a	103,292
Monro Muffler Brake	5,300	136,634
Nobel Learning Communities	20,625 a	228,938
Peet's Coffee & Tea	3,900 a	102,609
Polaris Industries	6,200	233,802
Universal Technical Institute	1,750 a	35,228
WMS Industries	4,000 a	169,320
		4,266,711
Consumer Staples--2.7%
Andersons	5,300	174,370
Flowers Foods	8,900	211,553
Hain Celestial Group	2,650 a	42,400
Sally Beauty Holdings	31,600 a	224,676
United Natural Foods	5,100 a	137,802
USANA Health Sciences	775 a	24,428
		815,229
Energy--5.4%

Arena Resources	6,150 a	188,067
Brigham Exploration	24,000 a	157,200
Bristow Group	3,900 a	113,880
GMX Resources	11,300 a	119,667
Gulfport Energy	13,675	102,562
Holly	5,600	127,904
Matrix Service	14,400 a	158,688
McMoRan Exploration	20,200 a	168,468
Northern Oil and Gas	12,200 a	77,958
Smith International	925	25,502
Swift Energy	9,300 a	189,441
Whiting Petroleum	3,650 a	177,171
		1,606,508
Financial--16.6%
Altisource Portfolio Solutions	4,033 a	57,793
American Physicians Capital	5,233	156,153
Baldwin & Lyons, Cl. B	1,425	31,521
BioMed Realty Trust	10,100	136,148
Bryn Mawr Bank	5,500	97,625
Capstead Mortgage	12,100	165,165
Cash America International	7,300	204,619
City Holding	3,400	108,256
EZCORP, Cl. A	10,900 a	145,733
First Cash Financial Services	8,775 a	164,882
First Financial Bankshares	1,000	49,840
FPIC Insurance Group	660 a	21,061
Hallmark Financial Services	25,190 a	183,887
Harleysville Group	2,200	71,302
Horace Mann Educators	12,100	148,225
IBERIABANK	3,200	155,072
Investment Technology Group	6,000 a	147,840
LaSalle Hotel Properties	5,600	92,680
Max Capital Group	8,500	173,910
Navigators Group	2,500 a	129,750
Ocwen Financial	28,350 a	293,422
Omega Healthcare Investors	12,100	204,611
Platinum Underwriters Holdings	10,125	367,031
Portfolio Recovery Associates	2,875 a	126,270
PS Business Parks	3,100	164,083
RLI	5,000	265,050
Selective Insurance Group	8,900	151,478
Sterling Bancorp	9,000	68,400
Sterling Bancshares	33,500	266,325
Suffolk Bancorp	2,075	60,071
SVB Financial Group	3,200 a	127,200

Tower Group	4,500	107,955
Walter Investment Management	21,100	304,684
		4,948,042
Health Care--10.4%
Abaxis	2,400 a	63,840
Allscripts-Misys Healthcare
Solutions	5,725 a	85,016
Amedisys	3,500 a	155,890
AngioDynamics	6,375 a	82,556
Bio-Reference Laboratories	1,632 a	54,248
BioScrip	9,100 a	53,508
Cepheid	12,500 a	149,875
Chemed	3,025	131,709
Computer Programs & Systems	3,500	135,450
Hanger Orthopedic Group	7,700 a	107,877
Health Management Associates, Cl. A	23,900 a	165,149
Hill-Rom Holdings	12,325	252,539
IPC The Hospitalist	2,150 a	63,511
MEDNAX	2,250 a	117,157
MEDTOX Scientific	1,600 a	14,640
Molina Healthcare	10,900 a	220,725
Neogen	3,800 a	106,400
PAREXEL International	14,600 a	187,318
PDL BioPharma	10,800	97,740
Questcor Pharmaceuticals	22,500 a	130,725
RehabCare Group	9,800 a	205,702
Somanetics	3,500 a	45,780
SXC Health Solutions	5,500 a	223,905
Techne	1,450	89,421
Vital Images	7,400 a	94,054
Young Innovations	2,850	66,918
		3,101,653
Industrial--19.1%
AAON	10,975	229,158
American Science & Engineering	2,000	123,180
Atlas Air Worldwide Holdings	3,900 a	97,266
Beacon Roofing Supply	5,525 a	92,930
CDI	9,875	150,001
Cornell	5,200 a	104,468
CoStar Group	1,275 a	48,386
Curtiss-Wright	4,500	146,565
Dynamex	2,000 a	32,820
Force Protection	17,950 a	95,135
Forward Air	2,100	48,468
G & K Services, Cl. A	2,100	49,350

GATX	4,200	115,206
GeoEye	6,800 a	172,176
Global Cash Access Holdings	14,800 a	107,300
Hawaiian Holdings	13,500 a	98,820
Hexcel	17,250 a	187,680
Innerworkings	5,000 a	28,700
K-Tron International	2,935 a	247,186
Kirby	3,255 a	120,598
Ladish	9,625 a	140,910
Layne Christensen	5,700 a	147,060
Lydall	59,200 a	314,944
McGrath Rentcorp	12,898	253,704
Methode Electronics	10,000	86,300
Mobile Mini	2,450 a	43,439
Mueller Water Products, Cl. A	16,000	73,600
Multi-Fineline Electronix	2,600 a	71,864
Old Dominion Freight Line	3,200 a	114,496
Orbital Sciences	9,800 a	144,942
Orion Marine Group	7,000 a	143,150
Portec Rail Products	14,200	131,918
Resources Connection	5,450 a	83,985
Ritchie Brothers Auctioneers	2,400	60,144
Rollins	7,100	126,735
School Specialty	6,000 a	136,740
Schulman (A.)	5,600	112,504
Standex International	19,750	337,923
Sterling Construction	5,200 a	83,720
Team	7,100 a	123,753
Thermadyne Holdings	48,555 a	238,891
Thomas & Betts	8,750 a	242,287
Ultralife	26,625 a	160,549
		5,668,951
Information Technology--14.4%
3Com	21,400 a	93,090
ACI Worldwide	1,100 a	14,916
Actuate	16,700 a	93,854
ANSYS	1,275 a	44,803
Astro-Med	7,700	46,200
Cabot Microelectronics	1,800 a	62,190
Cass Information Systems	2,000	62,440
Comtech Telecommunications	5,400 a	183,708
Concur Technologies	1,200 a	42,432
CSG Systems International	18,350 a	276,535
DealerTrack Holdings	3,825 a	77,189
Digi International	8,950 a	76,701

Echelon	4,300 a	48,848
Euronet Worldwide	8,200 a	193,684
F5 Networks	2,375 a	81,914
Fair Isaac	5,500	122,650
FARO Technologies	1,950 a	33,170
Forrester Research	2,600 a	61,204
Guidance Software	3,900 a	16,692
Hutchinson Technology	60,075 a	357,446
Manhattan Associates	2,650 a	47,250
MAXIMUS	1,750	72,888
Napco Security Technologies	3,300 a	4,455
National Instruments	4,800	123,024
NCI, Cl. A	4,575 a	134,276
Net 1 UEPS Technologies	10,200 a	194,718
Novatel Wireless	8,500 a	82,025
Power Integrations	3,000	98,250
Rudolph Technologies	2,150 a	13,803
Semtech	6,600 a	120,582
Stratasys	4,000 a	57,560
TeleCommunication Systems, Cl. A	19,100 a	144,014
TIBCO Software	16,600 a	147,242
TNS	7,100 a	184,316
Ultimate Software Group	3,750 a	98,888
United Online	38,150	267,050
Verint Systems	3,250 a	39,488
Vishay Intertechnology	56,750 a	457,972
		4,277,467
Materials--9.1%
American Pacific	2,125 a	17,361
Arch Chemicals	6,500	189,930
Bemis	7,900	210,061
Commercial Metals	10,925	184,960
KapStone Paper and Packaging	42,625 a	292,834
Landec	5,800 a	35,438
LSB Industries	6,750 a	104,220
Lumber Liquidators	7,500 a	165,000
Mercer International	97,800 a	286,554
Olin	8,100	135,594
Royal Gold	3,100	123,008
Schweitzer-Mauduit International	3,600	177,048
Solutia	46,100 a	563,803
Thompson Creek Metals	15,100 a	173,650
Zoltek	4,100 a	38,212
		2,697,673
Telecommunication Services--1.4%

Arris Group	9,750 a	129,285
Premiere Global Services	12,050 a	112,788
Syniverse Holdings	9,535 a	170,390
		412,463
Utilities--1.3%
Cleco	8,700	212,454
El Paso Electric	9,600 a	162,624
		375,078

Total Investments (cost $24,627,793)	94.7%	28,169,775
Cash and Receivables (Net)	5.3%	1,586,675
Net Assets	100.0%	29,756,450

a Non-income producing security.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $24,627,793. Net unrealized appreciation on investments was $3,541,982 of which $3,779,732 related to appreciated investment securities and $237,750 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	27,741,263	-	-	27,741,263
Equity Securities - Foreign	428,512	-	-	428,512
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2009 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Consumer Goods--9.6%
Colgate-Palmolive	1,400	101,780
McDonald's	1,700	95,608
NIKE, Cl. B	1,700	94,163
PepsiCo	1,700	96,339
Procter & Gamble	1,600	86,576
		474,466
Consumer Services--11.7%
Starbucks	6,500 a	123,435
SYSCO	3,900	99,411
TJX Cos.	3,400	122,230
Wal-Mart Stores	2,300	117,001
Walgreen	3,400	115,192
		577,269
Energy--8.1%
Anadarko Petroleum	2,000	105,740
Apache	1,100	93,445
EOG Resources	1,360	97,920
Occidental Petroleum	1,400	102,340
		399,445
Energy Services--8.5%
CARBO Ceramics	2,200	94,710
Diamond Offshore Drilling	1,110	99,256
Helmerich & Payne	2,800	93,688
Schlumberger	2,350	132,070
		419,724
Financial Services--1.9%
MasterCard, Cl. A	470	95,236
Health Care--19.6%
Abbott Laboratories	2,200	99,506
C.R. Bard	1,350	108,783

Covance	2,000 a	106,200
Gilead Sciences	2,100 a	94,626
Johnson & Johnson	1,600	96,704
Medtronic	2,500	95,750
Pharmaceutical Product Development	3,500	70,385
Resmed	2,200 a	101,002
Stryker	2,200	91,212
Varian Medical Systems	2,400 a	103,368
		967,536
Industrial--15.8%
Boeing	2,100	104,307
C.H. Robinson Worldwide	1,600	90,016
Donaldson	2,500	93,925
Ecolab	2,400	101,496
Fastenal	2,900	104,980
Monsanto	1,100	92,268
Rockwell Collins	2,300	105,892
United Technologies	1,500	89,040
		781,924
Technology--21.7%
Amphenol, Cl. A	3,500	122,360
Automatic Data Processing	2,500	95,875
Cisco Systems	5,000 a	108,000
Dolby Laboratories, Cl. A	2,500 a	97,525
FLIR Systems	4,300 a	98,986
Intel	5,700	115,824
Microsoft	4,700	115,855
Oracle	5,700	124,659
Paychex	3,500	99,015
QUALCOMM	2,000	92,840
		1,070,939
Total Common Stocks
(cost $5,298,906)		4,786,539

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $143,000)	143,000 [b]	143,000
Total Investments (cost $5,441,906)	99.8%	4,929,539
Cash and Receivables (Net)	.2%	11,396
Net Assets	100.0%	4,940,935

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,441,906. Net unrealized depreciation on investments was $512,367 of which $106,406 related to appreciated investment securities and $618,773 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	4,786,539	-	-	4,786,539
Mutual Funds	143,000	-	-	143,000
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2009 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Australia--2.0%
Woodside Petroleum	110,000	4,555,635
Brazil--1.6%
Petroleo Brasileiro (Preferred), ADR	110,000	3,652,000
Canada--1.5%
Suncor Energy	112,000	3,426,244
Denmark--1.9%
Novo Nordisk, Cl. B	71,000	4,328,060
France--6.7%
Cie Generale d'Optique Essilor International	76,000	4,104,309
Groupe Danone	76,588	4,164,611
L'Oreal	45,000	4,430,714
LVMH Moet Hennessy Louis Vuitton	26,500	2,533,597
		15,233,231
Germany--1.4%
Adidas	68,000	3,203,372
Hong Kong--9.3%
China Mobile	443,000	4,309,711
CLP Holdings	663,000	4,439,704
CNOOC	3,275,000	4,301,621
Hong Kong & China Gas	2,090,050	4,525,033
Hutchison Whampoa	520,000	3,656,562
		21,232,631
Japan--18.1%
Canon	107,000	4,105,212
Chugai Pharmaceutical	219,000	4,471,789
Daikin Industries	98,000	3,454,487
Denso	108,000	3,139,602
Fanuc	45,000	3,670,607
Honda Motor	88,000	2,775,712
HOYA	180,000	4,062,332
Keyence	13,070	2,761,485
Mitsubishi Estate	210,000	3,482,321
Nintendo	14,200	3,839,570
Shin-Etsu Chemical	77,300	4,569,049
Takeda Pharmaceutical	21,800	878,560
		41,210,726
Spain--1.3%

Inditex	53,000	2,884,250
Sweden--1.3%
Hennes & Mauritz, Cl. B	55,000	3,048,065
Switzerland--8.1%
Alcon	33,500	4,337,245
Nestle	106,200	4,410,876
Nobel Biocare Holding	45,000	1,374,351
Novartis	85,000	3,939,749
SGS	3,595	4,444,097
		18,506,318
United Kingdom--7.9%
BG Group	263,000	4,354,290
Reckitt Benckiser Group	99,000	4,598,092
Tesco	739,000	4,522,280
WM Morrison Supermarkets	978,200	4,411,112
		17,885,774
United States--36.6%
Abbott Laboratories	97,400	4,405,402
Amphenol, Cl. A	85,000	2,971,600
Anadarko Petroleum	59,800	3,161,626
Automatic Data Processing	102,800	3,942,380
C.R. Bard	58,900	4,746,162
Cisco Systems	195,000 a	4,212,000
Donaldson	88,000	3,306,160
EOG Resources	27,100	1,951,200
Fastenal	105,000	3,801,000
FLIR Systems	97,500 a	2,244,450
Gilead Sciences	97,500 a	4,393,350
Helmerich & Payne	48,000	1,606,080
Intel	230,000	4,673,600
Johnson & Johnson	68,600	4,146,184
Medtronic	116,700	4,469,610
Microsoft	182,000	4,486,300
NIKE, Cl. B	74,400	4,121,016
Oracle	201,000	4,395,870
Schlumberger	67,000	3,765,400
SYSCO	164,500	4,193,105
Wal-Mart Stores	77,500	3,942,425
Walgreen	123,200	4,174,016
		83,108,936
Total Common Stocks
(cost $209,055,995)		222,275,242

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,300,000)	3,300,000 [b]	3,300,000
Total Investments (cost $212,355,995)	99.2%	225,575,242
Cash and Receivables (Net)	.8%	1,788,186
Net Assets	100.0%	227,363,428

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $212,355,995. Net unrealized appreciation on investments was $13,219,247 of which $16,201,423 related to appreciated investment securities and $2,982,176 related to depreciated investment securities.

At August 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	at 8/31/2009 ($)
Sales:
Japanese Yen, expiring 9/1/2009	23,546,696	251,300	253,054	(1,754)
Japanese Yen, expiring 9/2/2009	30,203,350	321,450	324,593	(3,143)

				(4,897)

			-

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic	83,108,936	-	-	83,108,936
Equity Securities - Foreign	139,166,306	-	-	139,166,306
Mutual Funds	3,300,000	-	-	3,300,000
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	(4,897)	-	(4,897)

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2009 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Australia--2.0%
Woodside Petroleum	131,735	5,455,787
Belgium--1.9%
Colruyt	23,000	5,275,683
Brazil--1.9%
Petroleo Brasileiro (Preferred), ADR	151,000	5,013,200
Canada--1.9%
Suncor Energy	167,000	5,108,774
Denmark--2.1%
Novo Nordisk, Cl. B	91,600	5,583,806
France--7.2%
Cie Generale d'Optique Essilor International	95,000	5,130,387
Groupe Danone	103,900	5,649,750
L'Oreal	59,100	5,819,004
LVMH Moet Hennessy Louis Vuitton	31,000	2,963,830
		19,562,971
Germany--4.0%
Adidas	118,000	5,558,792
SAP	110,600	5,400,458
		10,959,250
Hong Kong--10.9%
China Mobile	545,000	5,302,015
CLP Holdings	815,000	5,457,554
CNOOC	4,022,000	5,282,785
Esprit Holdings	572,700	3,484,031
Hong Kong & China Gas	2,572,550	5,569,662
Hutchison Whampoa	666,000	4,683,212
		29,779,259
Japan--33.3%
AEON Mall	250,000	5,897,367
Canon	141,000	5,409,672
Chugai Pharmaceutical	277,000	5,656,099

Daikin Industries	148,700	5,241,655
Daito Trust Construction	94,700	4,518,732
Denso	176,500	5,130,924
Fanuc	68,100	5,554,852
Hirose Electric	45,800	5,655,476
Honda Motor	114,900	3,624,197
HOYA	210,000	4,739,387
INPEX	355	2,899,516
Keyence	27,500	5,810,317
Komatsu	306,500	5,527,211
Mitsubishi Estate	341,000	5,654,626
Nintendo	19,000	5,137,453
Secom	49,000	2,211,714
Shimamura	29,300	2,622,988
Shin-Etsu Chemical	99,000	5,851,693
Takeda Pharmaceutical	51,000	2,055,347
Tokio Marine Holdings	51,000	1,518,216
		90,717,442
Mexico--1.9%
America Movil, ADR, Ser. L	115,200	5,201,280
Singapore--.7%
DBS Group Holdings	217,500	1,907,908
Spain--1.8%
Inditex	89,200	4,854,248
Sweden--1.9%
Hennes & Mauritz, Cl. B	90,600	5,020,995
Switzerland--10.3%
Alcon	39,000	5,049,330
Nestle	135,300	5,619,505
Nobel Biocare Holding	110,000	3,359,524
Novartis	121,400	5,626,888
Roche Holding	19,000	3,134,668
SGS	4,300	5,315,610
		28,105,525
United Kingdom--15.3%
BG Group	323,000	5,347,665
Burberry Group	680,000	5,352,369

Cairn Energy	61,000 a	2,489,573
Centrica	1,400,000	5,741,124
Reckitt Benckiser Group	121,300	5,633,824
Smith & Nephew	679,000	5,792,176
Tesco	908,000	5,556,469
WM Morrison Supermarkets	1,240,500	5,593,933
		41,507,133
Total Common Stocks
(cost $252,604,094)		264,053,261

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,200,000)	5,200,000 [b]	5,200,000
Total Investments (cost $257,804,094)	99.0%	269,253,261
Cash and Receivables (Net)	1.0%	2,850,019
Net Assets	100.0%	272,103,280

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $257,804,094. Net unrealized appreciation on investments was $11,449,167 of which $19,481,787 related to appreciated investment securities and $8,032,620 related to depreciated investment securities.

At August 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	at 8/31/2009 ($)
Sales:
Japanese Yen, expiring 9/1/2009	54,942,289	586,366	590,460	(4,094)
Japanese Yen, expiring 9/2/2009	70,847,365	754,018	761,390	(7,372)

				(11,466)

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign	264,053,261	-	-	264,053,261
Mutual Funds	5,200,000	-	-	5,200,000
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	(11,466)	-	(11,466)

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

           (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)